Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Capital commitments		$ 122,786,729	$ 140,487,849	$ 131,440,422
Chile operating segment [Member]
Statement [Line Items]
Capital commitments		74,932,872	69,394,303	78,887,075
International Business operating segment [Member]
Statement [Line Items]
Capital commitments		31,573,930	38,524,717	32,756,828
Wines operating segment [Member]
Statement [Line Items]
Capital commitments		13,214,298	22,020,111	16,961,638
Other [Member]
Statement [Line Items]
Capital commitments	[1]	$ 3,065,629	$ 10,548,718	$ 2,834,881

[1]	Others include the capital investments corresponding to the Corporate Support Units.